THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
ENHANCED EQUITY INCOME ETF
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.8%
	Shares	Value
Communication Services — 7.1%
BCE	59,635	$1,282,749
Comcast, Cl A	47,642	1,169,611
Verizon Communications	33,458	1,416,612
		3,868,972
Consumer Discretionary — 3.0%
Restaurant Brands International (a)	22,709	1,646,629

Consumer Staples — 12.4%
Altria Group (a)	21,756	1,565,344
British American Tobacco PLC ADR	24,047	1,485,143
Keurig Dr Pepper	52,301	1,711,812
Sysco	23,849	1,993,299
		6,755,598
Energy — 9.9%
ConocoPhillips	17,881	1,858,909
EOG Resources	15,380	1,995,247
Exxon Mobil	11,297	1,544,526
		5,398,682
Financials — 13.4%
American International Group	16,174	1,205,448
Bank of America	2	114
Citigroup	12,167	1,702,893
First Horizon (a)	55,156	1,414,200
PNC Financial Services Group	4,882	1,202,046
Truist Financial (a)	35,848	1,785,948
		7,310,649
Health Care — 17.8%
Becton Dickinson	10,908	1,650,708
Bristol-Myers Squibb	33,216	1,913,906
Medtronic PLC	20,709	1,620,065
Merck and Company (a)	17,759	2,282,031
UnitedHealth Group	5,264	2,187,876
		9,654,586
Industrials — 9.4%
General Dynamics	2,991	1,059,532
Honeywell Aerospace *	3,012	665,893
Honeywell International	3,012	674,387
Union Pacific	4,387	1,193,264
United Parcel Service, Cl B (a)	14,043	1,509,622
		5,102,698
Information Technology — 6.8%
International Business Machines	7,779	2,187,533
QUALCOMM	8,038	1,485,342
		3,672,875
Materials — 4.4%
PPG Industries	11,336	1,374,944
Smurfit Westrock PLC (a)	22,097	1,022,207
		2,397,151
Real Estate — 6.5%
Healthpeak Properties ‡	78,876	1,687,946
VICI Properties, Cl A ‡	69,260	1,838,853
		3,526,799
Utilities — 6.1%
Duke Energy (a)	13,339	1,688,451

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
ENHANCED EQUITY INCOME ETF
JUNE 30, 2026
(UNAUDITED)

COMMON STOCK — 96.8% — continued
	Shares	Value
Utilities — continued
PPL (a)	44,587	$1,620,737
		3,309,188
Total Common Stock
(Cost $49,512,905)		52,643,827

Total Investments - 96.8%
(Cost $49,512,905)		$52,643,827

WRITTEN OPTIONS — (0.3)%

Total Written Options
(Premiums Received $142,631)		$(187,826)

A list of open exchange traded options contracts for the Fund at June 30, 2026, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (0.3)%
Call Options
Altria Group	(214)	$(1,583,600)	$74	07/17/26	$(16,692)
Duke Energy	(133)	(1,729,000)	130	07/17/26	(9,310)
First Horizon	(276)	(717,600)	26	07/17/26	(17,112)
Merck and Company	(175)	(2,187,500)	125	07/17/26	(88,375)
PPG Industries	(113)	(1,412,500)	125	07/17/26	(16,837)
PPL	(223)	(847,400)	38	07/17/26	(3,345)
Restaurant Brands International	(227)	(1,702,500)	75	07/17/26	(14,755)
Smurfit Westrock PLC	(220)	(1,100,000)	50	07/17/26	(8,800)
Truist Financial	(180)	(945,000)	52.5	07/17/26	(6,300)
United Parcel Service	(140)	(1,596,000)	114	07/17/26	(6,300)

Total Written Options		$(13,821,100)			$(187,826)

Percentages are based on Net Assets of $54,380,430.

(a)	All or a portion of these securities has been pledged and/or segregated as collateral for written options contracts. The Fair Value of the securities pledged as collateral is $12,055,720.

*	Non-income producing security.

‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

CUL-QH-001-0500

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